united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.,

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 1/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2015
Shares		Value

	COMMON STOCK - 68.5%
	AEROSPACE/DEFENSE - 1.3%
1,350	Boeing Co.	$ 196,250
1,400	Northrop Grumman Corp.	219,730
		415,980
	AGRICULTURE - 1.9%
4,010	Archer-Daniels-Midland Co. +	186,986
7,240	Japan Tobacco, Inc. +	199,347
2,970	Philip Morris International, Inc.	238,313
		624,646
	AIRLINES - 1.7%
121,350	Air New Zealand Ltd.	230,269
1,110	Copa Holdings SA - Cl. A	119,336
4,850	Southwest Airlines Co.	219,123
		568,728
	AUTO MANUFACTURERS - 1.1%
2,780	Bayerische Motoren Werke AG	236,034
85,450	Dongfeng Motor Group Co. Ltd.	124,532
		360,566
	AUTO PARTS & EQUIPMENT - 1.1%
1,950	Magna International, Inc.	187,579
7,890	Toyo Tire & Rubber Co. Ltd.	180,045
		367,624
	BANKS - 2.8%
17,440	Banco Santander SA	117,434
364,700	Bank of China Ltd.	204,135
181,280	China Construction Bank Corp.	145,656
77,000	Nishi-Nippon City Bank Ltd.	253,169
29,600	Sumitomo Mitsui Financial Group, Inc. - ADR +	199,504
		919,898
	BIOTECHNOLOGY - 0.6%
1,210	Amgen, Inc.	184,235

	CHEMICALS - 1.7%
75,150	Alpek SAB de CV - Cl. A *	83,768
460,630	China BlueChemical Ltd.	160,401
5,660	Huntsman Corp.	124,294
32,840	Tosoh Corp.	179,305
		547,768
	COAL - 0.5%
63,830	China Shenhua Energy Co. Ltd.	174,934

	COMMERCIAL SERVICES - 0.9%
5,380	DH Corp.	150,438
7,890	Western Union Co.	134,130
		284,568
	COMPUTERS - 1.6%
1,480	Apple, Inc.	173,397
2,320	Cap Gemini SA	169,247
4,700	Hewlett-Packard Co. +	169,811
		512,455
	DISTRIBUTION/WHOLESALE - 1.2%
17,160	ITOCHU Corp.	175,400
16,140	Mitsui & Co. Ltd.	207,180
		382,580

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015
Shares		Value

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
6,770	Ellington Financial LLC - MLP	$ 141,832
6,310	Home Loan Servicing Solutions Ltd.	76,099
83,310	Man Group PLC	224,206
221,730	Sun Hung Kai & Co. Ltd.	200,177
		642,314
	ELECTRIC - 6.3%
5,660	American Electric Power Co., Inc. +	355,505
31,450	Enea SA	139,461
45,370	Enel SpA +	205,344
4,170	Entergy Corp. +	364,917
9,370	Great Plains Energy, Inc.	277,071
4,170	Huaneng Power International, Inc. - ADR	232,478
7,240	Public Service Enterprise Group, Inc.	309,003
66,800	REN - Redes Energeticas Nacionais SGPS SA	190,186
		2,073,965
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
552,940	Jiangnan Group Ltd.	101,265

	ENERGY - ALTERNATE SOURCES - 0.4%
5,100	Green Plains, Inc.	119,391

	ENGINEERING & CONSTRUCTION - 1.4%
256,240	China Railway Group Ltd.	188,040
42,770	Downer EDI Ltd.	140,124
9,090	Leighton Holdings Ltd.	145,933
		474,097
	FOOD - 1.0%
2,320	Aryzta AG	174,151
14,570	Gruma SAB de CV	156,087
		330,238
	FOREST PRODUCTS & PAPER - 1.5%
5,040	Domtar Corp. +	193,032
3,710	Holmen AB	134,176
8,720	Mondi PLC	155,708
		482,916
	HEALTHCARE - PRODUCTS - 1.5%
1,760	Baxter International, Inc.	123,746
3,060	Cochlear Ltd.	197,647
39,430	Fisher & Paykel Healthcare Corp. Ltd.	177,818
		499,211
	HEALTHCARE - SERVICES - 1.3%
1,950	Anthem, Inc. +	263,172
1,480	Centene Corp. *	161,557
		424,729
	HOME BUILDERS - 0.6%
5,290	Berkeley Group Holdings PLC	192,496

	HOME FURNISHINGS - 0.3%
19,390	Steinhoff International Holdings Ltd.	99,632

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015
Shares		Value

	INSURANCE - 4.7%
9,740	AXA SA +	$ 229,494
3,340	Endurance Specialty Holdings Ltd.	204,141
1,300	Everest Re Group Ltd. +	222,794
5,380	Genworth MI Canada, Inc.	134,034
13,080	Liberty Holdings Ltd.	147,467
2,410	Prudential Financial, Inc. +	182,871
15,960	Suncorp Group Ltd.	182,823
1,020	Swiss Life Holding AG	227,651
		1,531,275
	INTERNET - 0.9%
6,310	New Media Investment Group, Inc.	147,591
6,030	Symantec Corp.	149,363
		296,954
	IRON/STEEL - 1.2%
3,430	Nucor Corp.	149,720
6,220	Russel Metals, Inc.	114,775
6,960	Steel Dynamics, Inc.	118,598
		383,093
	MACHINERY - CONSTRUCTION & MINING - 0.4%
91,940	United Tractors Tbk PT	129,871

	MEDIA - 0.8%
195,100	Media Prima Bhd	100,520
6,220	Shaw Communications, Inc.	143,493
2,190	Sky Deutschland AG *	16,461
		260,474
	MINING - 0.7%
7,700	Alcoa, Inc.	120,505
8,630	Sumitomo Metal Mining Co. Ltd.	124,819
		245,324
	MULTI - NATIONAL - 0.4%
4,730	Banco Latinoamericano de Comercio Exterior SA +	131,825

	OFFICE/BUSINESS EQUIPMENT - 1.2%
6,490	Canon, Inc.	206,779
4,820	Seiko Epson Corp.	198,096
		404,875
	OIL & GAS - 3.3%
1,950	Exxon Mobil Corp.	170,469
12,710	PTT PCL	134,198
2,410	Royal Dutch Shell PLC	73,038
16,930	Seadrill Ltd.	181,828
4,170	Valero Energy Corp. +	220,510
5,100	Western Refining, Inc.	189,363
4,360	Woodside Petroleum Ltd.	116,310
		1,085,716
	OIL & GAS SERVICES - 0.4%
189,170	Sinopec Engineering Group Co. Ltd.	135,405

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015
Shares		Value

	PHARMACEUTICALS - 4.1%
3,710	Eli Lilly & Co. +	$ 267,120
1,580	Johnson & Johnson	158,221
10,110	Kaken Pharmaceutical Co. Ltd.	217,098
1,760	Mallinckrodt PLC *	186,542
3,250	Mylan NV *	172,737
4,170	Orion OYJ	137,616
3,800	Teva Pharmaceutical Industries Ltd. - ADR	216,068
		1,355,402
	REITS - 3.0%
383,810	Champion REIT	188,101
44,440	Growthpoint Properties Ltd.	111,976
107,670	Mapletree Industrial Trust +	121,737
5,570	Omega Healthcare Investors, Inc.	244,300
8,630	Starwood Property Trust, Inc. +	206,516
60,700	Wal-Mart de Mexico SA	117,130
		989,760
	RETAIL - 4.1%
4,640	Aoyama Trading Co. Ltd.	156,709
3,530	Big Lots, Inc.	162,062
2,250	CVS Health Corp. +	220,860
145,660	Debenhams PLC	164,611
3,210	Foot Locker, Inc. +	170,836
8,540	Foschini Group Ltd.	123,125
61,510	Shanghai Pharmaceuticals Holding Co. Ltd.	133,274
10,210	WH SMITH PLC	207,001
		1,338,478
	SEMICONDUCTORS - 3.5%
1,910	Avago Technologies Ltd.	196,501
4,360	KLA-Tencor Corp.	268,009
5,200	Micron Technology, Inc. *	152,178
4,270	Silicon Motion Technology Corp. - ADR	118,962
2,410	Skyworks Solutions, Inc.	200,150
8,540	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	193,943
		1,129,743
	SHIPBUILDING - 0.5%
174,790	Yangzijiang Shipbuilding Holdings Ltd.	160,168

	SOFTWARE - 1.7%
7,790	Activision Blizzard, Inc. +	162,772
3,990	Broadridge Financial Solutions, Inc.	191,480
11,678	Micro Focus International PLC	184,500
		538,752
	TELECOMMUNICATIONS - 4.0%
3,430	CenturyLink, Inc.	127,493
334,450	China Telecom Corp. Ltd.	198,418
7,000	Intouch Holdings PCL	17,249
13,170	Orange SA	232,417
4,450	Telefonica Brasil SA - ADR	82,058
68,100	Telekom Malaysia Bhd	131,153
8,810	United States Cellular Corp. *	306,500
6,490	Vodafone Group PLC - ADR	227,994
		1,323,282

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015
Shares		Value

	TRANSPORTATION - 0.6%
1,580	Union Pacific Corp. +	$ 185,192

	TOTAL COMMON STOCK (Cost - $21,981,273)	22,409,825

	EQUITY FUNDS - 6.9%
41,290	Crow Point Defined Risk Global Equity Fund - Class I #	403,406
19,269	Mid Ocean Absolute Return Credit Fund > @	1,862,168
	TOTAL EQUITY FUNDS (Cost - $2,357,226)	2,265,574

Par Value	BONDS & NOTES - 22.3%
	BUSINESS SERVICES - 3.8%
$ 249,372	Genpact, 3.379%, 8/30/19 ~	246,878
1,000,000	MLV Capital Funding LLC, 12.921%, 1/5/18 > @	1,000,000
		1,246,878
	COMMERCIAL MBS - 0.1%
34,213	GS Mortgage Securities Trust 2006-GG6, 5.555%, 4/10/38 ~	34,494
2,092	LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31	2,125
6,171	LB-UBS Commercial Mortgage Trust 2006-C6, 5.341%, 9/15/39	6,173
		42,792
	COMMERCIAL SERVICES - 0.6%
207,765	Booz Allen Hamilton, Inc., 3.593%, 7/31/19 ~	207,245

	ENTERTAINMENT - 0.8%
248,106	Cinemark USA, Inc., 3.144%, 12/18/19 ~	245,935

	FOOD - 0.7%
250,000	Del Monte Foods, Inc., 4.910%, 2/18/21 > ~	241,250

	HEALTHCARE - PRODUCTS - 0.6%
184,924	Hologic, Inc., 3.080%, 8/1/19 ~	184,231

	HEALTHCARE - SERVICES - 0.8%
250,000	Community Health Systems, Inc., 3.441%, 1/25/17 ~	248,438

	HOME EQUITY ABS - 0.1%
8,998	GE Capital Mortgage Services, Inc., 6.265%, 4/25/29	9,091
23,400	RASC Series, 3.870%, 5/25/33 ~	23,934
		33,025
	HOUSEHOLD PRODUCTS/WARES - 0.8%
250,000	Dell International LLC, 4.341%, 4/29/20 ~	250,000

	LODGING - 0.7%
241,667	Hilton Worldwide Finance LLC, 3.452%, 10/25/20 ~	238,646

	MACHINERY - DIVERSIFIED - 0.7%
248,747	Gardner Denver, Inc. 4.867%, 7/30/20 ~	232,267

	MANUFACTURED HOUSING ABS - 0.0% ^
2,050	Deutsche Financial Capital Securitization LLC, 6.00%, 4/15/28	2,059

	METAL FABRICATE/HARDWARE - 0.7%
250,000	Crosby US Acquisition Corp., 4.011%, 11/22/20 ~	240,313

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015
Par Value		Value

	OTHER ABS - 9.7%
$ 1,000,000	Blue Hill CLO Ltd., 3.753%, 1/15/26 ~	$ 953,761
453,530	Carlyle High Yield Partners X Ltd., 0.472%, 4/19/22 ~	448,037
571,242	Diversified Asset Securitization Holdings II LP, 0.731%, 9/15/35 > ~	565,529
9,271	GSAMP Trust 2005 - SEA2, 0.519%, 1/25/45	9,107
750,000	Halcyon Loan Advisors Funding, 3.257%, 10/22/25 ~	717,015
500,000	Shackleton CLO Ltd., 2.932%, 5/7/26 ~	477,274
		3,170,723
	PHARMACEUTICALS - 2.2%
250,000	Endo Luxembourg Finance I Co., 3.202%, 2/28/21	247,187
250,000	Grifols Worldwide Operations USA, Inc., 3.230%, 4/1/21	246,875
217,714	Valeant Pharmaceuticals International, Inc., 3.432%, 2/13/19	216,081
		710,143

	TOTAL BONDS & NOTES (Cost - $7,390,419)	7,293,945

Shares	SHORT-TERM INVESTMENTS - 0.6%
	MONEY MARKET FUND - 0.6%
210,929	Federated Government Obligations Fund, 0.01% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $210,929)	210,929

	TOTAL INVESTMENTS - 98.3% (Cost - $31,939,847) (a)	$ 32,180,273
	SECURITIES SOLD SHORT - (30.6) % (Proceeds - $11,167,852)	(10,026,227)
	OTHER ASSETS LESS LIABILITIES - 32.3%	10,563,579
	NET ASSETS - 100.0%	$ 32,717,625

	SECURITIES SOLD SHORT * - 30.6%
	AIRLINES - 0.2%
5,890	Air France-KLM	52,218

	APPAREL - 0.4%
30	LPP SA	60,766
1,860	Steven Madden Ltd.	63,872
		124,638
	AUTO MANUFACTURERS - 0.2%
20,000	Byd Co. Ltd.	73,126

	AUTO PARTS & EQUIPMENT - 0.4%
1,470	Faurecia	59,490
14,810	GKN PLC	81,983
		141,473
	BANKS - 0.3%
41,690	Banco BPI SA	39,283
5,200	EFG International AG	56,109
		95,392
	BEVERAGES - 0.9%
4,000	Ito En Ltd.	77,138
5,000	Kagome Co. Ltd.	79,472
1,083	Remy Cointreau SA	80,254
8,700	Tsingtao Brewery Co. Ltd.	58,402
		295,266
	BIOTECHNOLOGY - 0.3%
1,820	NPS Pharmaceuticals, Inc.	83,465

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015
Shares		Value

	BUILDING MATERIALS - 0.6%
6,180	Cemex SAB de CV - ADR	$ 54,940
10,300	Italcementi SpA	70,985
6,670	James Hardie Industries PLC	67,582
		193,507
	CHEMICALS - 1.2%
6,080	Intrepid Potash, Inc.	80,925
1,770	LANXESS AG	85,089
1,280	OCI NV	45,243
590	Sigma-Aldrich Corp.	81,137
1,080	WR Grace & Co.	93,614
		386,008
	COAL - 0.2%
77,300	Yanzhou Coal Mining Co. Ltd.	61,611

	COMMERCIAL SERVICES - 0.4%
63,800	Ezion Holdings Ltd.	59,877
2,550	ISS A/S	75,393
		135,270
	COMPUTERS - 0.3%
2,260	3D Systems Corp.	65,721
600	Gemalto NV	43,669
		109,390
	DISTRIBUTION/WHOLESALE - 0.2%
700	Rentrak Corp.	53,851

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
15,700	Acom Co. Ltd.	43,195
3,700	AEON Financial Service Co. Ltd.	67,287
34,400	Aplus Financial Co. Ltd.	37,213
2,010	Charles Schwab Corp	52,220
18,400	CITIC Securities Co. Ltd.	59,208
1,770	Financial Engines, Inc.	63,543
26,000	Haitong Securities Co. Ltd.	56,603
6,380	Hargreaves Lansdown PLC	96,869
10,600	International Personal Finance PLC	69,328
2,900	Ocwen Financial Corp.	17,748
26,880	OzForex Group Ltd.	53,132
1,860	Perpetual Ltd.	71,186
		687,532
	ELECTRIC - 0.5%
2,750	Dynegy, Inc.	75,130
6,900	Shikoku Electric Power Co., Inc.	87,455
		162,585
	ELECTRICAL COMPONENT & EQUIPMENT - 0.4%
7,550	Gamesa Corp. Tecnologica SA	75,217
1,670	Universal Display Corp.	53,206
		128,423
	ELECTRONICS - 0.2%
3,040	Trimble Navigation Ltd.	72,474

	ENERGY - ALTERNATE SOURCES - 0.3%
92,000	China Longyuan Power Group Corp. Ltd.	99,431

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015
Shares		Value

	ENGINEERING & CONSTRUCTION - 0.6%
9,000	Chiyoda Corp.	$ 70,068
3,400	JGC Corp.	69,897
29,700	Singapore Technologies Engineering Ltd.	73,745
		213,710
	ENTERAINMENT - 0.2%
4,610	Manchester United Plc - Cl. A	73,668

	FOOD - 1.3%
1,470	AAK AB	80,076
5,890	Boulder Brands, Inc.	59,077
4,220	Darling Ingredients, Inc.	71,656
3,040	Maple Leaf Foods, Inc.	48,814
2,650	Snyder's-Lance, Inc.	77,088
1,400	Yakult Honsha Co. Ltd.	85,622
		422,333
	GAS - 0.7%
3,430	Canadian Utilities Ltd.	113,856
47,000	Hong Kong & China Gas Co. Ltd.	107,897
		221,753
	HEALTHCARE - PRODUCTS - 0.7%
2,650	Getinge AB	65,551
2,400	Quidel Corp. *	56,496
150,400	Shandong Weigao Group Medical Polymer Co. Ltd.	118,129
		240,176
	HEALTHCARE - SERVICES - 0.6%
290	Eurofins Scientific SE	74,866
1,380	IPC Healthcare, Inc.	55,697
2,650	Rhoen Klinikum AG	70,298
		200,861
	HOLDING COMPANIES DIVERSIFIED - 0.3%
780	Wendel SA	87,640

	INSURANCE - 1.2%
13,800	AIA Group Ltd.	80,536
3,040	Hilltop Holdings, Inc.	55,176
7,950	Lancashire Holdings Ltd.	72,889
100	Markel Corp.	68,336
100	White Mountains Insurance Group Ltd.	64,458
1,350	Willis Group Holdings PLC	58,455
		399,850
	INTERNET - 1.8%
1,420	ASOS PLC	58,581
1,960	HomeAway, Inc.	49,960
490	MercadoLibre, Inc.	60,731
3,100	MonotaRO Co. Ltd.	79,612
5,700	Rakuten, Inc.	79,722
6,600	SBI Holdings, Inc.	71,566
2,450	SINA Corp.	88,739
2,280	Wix.com Ltd.	45,098
3,660	Yandex NV - Cl. A	54,497
		588,506
	IRON/STEEL - 0.2%
18,000	Japan Steel Works Ltd	72,521

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015
Shares		Value

	LEISURE TIME - 0.3%
32,570	Piaggio & C SpA	$ 99,354

	LODGING - 0.3%
5,300	Belmond Ltd. - Cl. A	58,247
141,000	Macau Legend Development Ltd.	51,827
		110,074
	MACHINERY - DIVERSIFIED - 0.3%
1,350	Chart Industries, Inc. *	38,475
510	MAN SE	54,405
		92,880
	MEDIA - 1.0%
980	AMC Networks, Inc.	65,366
5,300	Media General, Inc.	75,790
1,570	Numericable-SFR	81,949
2,190	Sky Deutschland AG	16,461
4,020	Vivendi SA	95,537
		335,103
	MINING - 1.7%
7,060	Aluminum Corp. of China Ltd. - ADR	78,507
4,410	Constellium NV - Cl. A	81,188
6,770	Detour Gold Corp.	69,343
13,150	Iluka Resources Ltd.	72,350
25,610	Lonmin PLC	62,845
54,740	Minera Frisco SAB de CV	72,271
24,130	Northam Platinum Ltd.	80,411
13,830	Primero Mining Corp.	55,573
		572,488
	MISCELLANEOUS MANUFACTURING - 0.4%
1,570	Colfax Corp.	71,137
900	Proto Labs, Inc.	57,951
		129,088
	OIL & GAS - 1.2%
6,470	Cobalt International Energy, Inc.	59,006
4,670	Galp Energia SGPS SA	49,406
1,450	Gulfport Energy Corp.	55,810
1,230	InterOil Corp.	46,260
4,510	Laredo Petroleum, Inc.	44,243
26,000	Liquefied Natural Gas Ltd.	60,295
4,910	Lundin Petroleum AB	63,849
		378,869
	OIL & GAS SERVICES - 0.4%
148,000	Anton Oilfield Services Group/Hong Kong	28,822
26,500	Maire Tecnimont SpA	58,682
6,280	Saipem SpA	56,974
		144,478
	PACKAGING & CONTAINERS - 0.3%
6,400	Toyo Seikan Group Holdings Ltd.	83,189

	PHARMACEUTICALS - 1.2%
1,280	Alkermes PLC	92,480
1,770	Grifols SA	74,491
12,000	MannKind Corp.	76,200
1,030	Neogen Corp.	47,483
8,040	Orexigen Therapeutics, Inc.	42,210
640	Pacira Pharmaceuticals, Inc.	68,704
		401,568

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015
Shares		Value

	REAL ESTATE - 1.2%
5,000	Aeon Mall Co. Ltd.	$ 83,603
490	Howard Hughes Corp	64,009
105,950	Inmobiliaria Colonial SA	71,821
3,300	Mitsubishi Estate Co. Ltd.	66,998
2,450	Realogy Holdings Corp.	113,925
		400,356
	REITS - 0.4%
2,260	Douglas Emmett, Inc.	64,365
4,410	iStar Financial, Inc.	57,506
		121,871
	RETAIL - 1.3%
1,600	Copart, Inc.	58,560
590	DUFRY AG-REG	86,848
200	Fast Retailing Co. Ltd.	74,991
199,226	Li Ning Co. Ltd.	87,361
3,800	SuperGroup PLC	54,786
5,790	Tile Shop Holdings, Inc.	47,015
		409,561
	SEMICONDUCTORS - 1.1%
6,330	ARM Holdings PLC	98,962
560	ASML Holding NV	59,017
25,210	Imagination Technologies Group PLC	92,758
2,300	Semtech Corp.	58,558
1,330	Veeco Instruments, Inc.	38,796
		348,091
	SOFTWARE - 1.1%
1,960	Cornerstone OnDemand, Inc.	64,582
12,500	GungHo Online Entertainment, Inc.	43,335
1,570	Interactive Intelligence Group, Inc.	63,679
1,250	MSCI, Inc. - Cl. A	67,275
3,240	RealPage, Inc.	58,352
28,840	Zynga, Inc. - Cl. A	73,830
		371,053
	TELECOMMUNICATIONS - 0.8%
21,090	Alcatel-Lucent	73,722
4,000	Gogo, Inc.	58,140
6,870	Inmarsat PLC	86,047
6,797	Telekom Austria AG	44,540
		262,449
	TOYS/GAMES/HOBBIES - 0.2%
700	Nintendo Co. Ltd.	68,152

	TRANSPORTATION - 0.7%
780	Genesee & Wyoming, Inc.	64,311
27,300	Kintetsu Corp.	96,736
9,100	TNT Express NV	59,878
		220,925

	SECURITIES SOLD SHORT (Proceeds - $11,167,852) (a)	10,026,227

*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on January 31, 2015.
+	All or a portion of the security is held as collateral for covered shorts. Total value of pledged securities at January 31, 2015 is $4,460,145 or 13.6% of net assets.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015

^	Amount of shares is less than 0.05%.
#	Affiliated Company.
>	The value of this security has been determined in good faith under the policies of the Board of Trustees. The value of such securities is $3,668,947 or 11.2% of net assets.
@	Security restricted as to resale.
~	Floating or variable rate security-interest rate shown reflects the rate currently in effect.
ADR	- American Depositary Receipt
LLC	- Limited Liability Company
MLP	- Master Limited Partnership
PLC	- Public Limited Company

(a)	Represents cost for financial reporting purposes. The cost for federal income tax purposes (including securities sold short) is $20,837,657 and differs from market value by net unrealized appreciation
(depreciation) of securities as follows:
	Unrealized appreciation:	$ 3,439,876
	Unrealized depreciation:	(2,123,487)
	Net unrealized appreciation:	$ 1,316,389

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015
Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) may be valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the Fair Value Procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015

Fair Valuation Process. This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2015 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 22,409,825	$ -	$ -	$ 22,409,825
Equity Funds	403,406	1,862,168	-	2,265,574
Bonds & Notes	-	6,728,416	565,529	7,293,945
Money Market Fund	210,929	-	-	210,929
Total	$ 23,024,160	$ 8,590,584	$ 565,529	$ 32,180,273
Liabilities*	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 10,026,227	$ -	$ -	$ 10,026,227
Total	$ 10,026,227	$ -	$ -	$ 10,026,227
There were no transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:
		EAS Crow Point Alternatives Fund

	Beginning Balance April 30, 2014	$ 2,788,391
	Total realized gain (loss)	3,217
	Depreciation	(15,631)
	Cost of Purchases	835,819
	Proceeds from Sales	(1,163,400)
	Net Transfers in/(out) of Level 3	(1,882,867)
	Ending Balance January 31, 2015	$ 565,529

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 security are (1) the review of observed traded levels (2) the review of a broker quote if available (3) matrix pricing mechanism (by observation of peer assets or similar assets). The five drivers of matrix pricing include:

1. Credit rating of the Collateralized Loan Obligation (“CLO”) - which is the primary driver of the CLO price. This is the clearest indication of the bond’s position within the capital structure of the securitization. S&P: AAA, AA+, AA, AA-, A+, A, A-, BBB+, BBB, BBB-, BB+, BB, BB-, B+, B, B-, Equity (unrated). Moody’s: Aaa, Aa1, Aa2, Aa3, A1, A2, A3, Baa1, Baa2, Baa3, Ba1, Ba2, Ba3, B1, B2, B3, Equity (unrated). Prices of similarly rated bonds are expected to be similar at the same maturity range.
2. Maturity profile/vintage of the asset. A shorter maturity is associated with lower risk and higher fair value price. A longer bond is associated with higher risk and lower fair value price. Typical range is 0 to 8 years.
3. Manager quality (Big players in the space with track records i.e. Credit Suisse and Alcentra (BNY CLO) – command higher price.)
4. CLO Deal - whether it is a 1.0 Deal (pre-financial crisis) or 2.0 Deal (post-financial crisis). 1.0 deals are priced higher since the trade collateral cannot be tampered with in deals that are out of the “Reinvestment Period”.
5. Deal by deal collateral performance. Change in subordination (change in the level of structural protection). Change in underlying collateral prices. Typical range is $97-$103; more it deviates up from $100, better collateral performance: more it deviates down from $100, lower collateral performance.

Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/26/15

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 3/26/15